A&D Mortgage Trust 2024-NQM2 ABS-15G

Exhibit 99.10

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
AllBorrowerTotalIncome	4	42	9.52%
ApplicationDate	12	235	5.11%
ARInitialInterestRate	0	94	0%
B1Citizen	5	248	2.02%
B1FirstName	1	248	0.4%
B1LastName	3	249	1.2%
B2FirstName	0	58	0%
B2LastName	1	58	1.72%
ClosingSettlementDate	0	1	0%
DSCR	2	189	1.06%
FinalQualifyingPropertyValue	3	17	17.65%
FirstPaymentDate	16	248	6.45%
InitialMonthlyPIOrIOPayment	11	248	4.44%
LoanAmount	3	189	1.59%
LoanOriginationCompany	3	4	75%
LoanProgram	1	248	0.4%
LoanPurpose	0	248	0%
MINNo	5	245	2.04%
MortgageOriginationChannel	14	242	5.79%
NoteDate	2	243	0.82%
NumberofUnits	0	248	0%
OriginatorQMStatus	25	249	10.04%
PrimaryAppraisedPropertyValue	3	168	1.79%
PropertyAddress	0	248	0%
PropertyCity	0	248	0%
PropertyCounty	1	248	0.4%
PropertyState	0	248	0%
PropertyType	4	189	2.12%
PropertyValue	0	6	0%
PropertyZipCode	0	248	0%
QualifyingCLTV	7	196	3.57%
QualifyingFICO	1	156	0.64%
QualifyingLTV	9	196	4.59%
QualifyingTotalDebtIncomeRatio	38	168	22.62%
RefinanceType	12	62	19.35
ReviewedTotalDebtIncomeRatio	0	6	0%
SalesPrice	0	218	0%